Other Payables and Accruals (Tables)	12 Months Ended
Dec. 31, 2011
OTHER PAYABLES AND ACCRUALS [Abstract]
Other Payables and Accruals

	2010	2011
	RMB	RMB
Accrued operating expenses	80,280,117	99,717,241
Accruals for property and equipment	120,067,060	32,195,338
Deposits received from suppliers and packaged-tour customers	8,991,812	14,936,752
Payable for acquisition	5,100,000	10,750,000
Due to employees for stock option proceeds received on their behalf	8,571,592	7,213,112
Others	12,651,166	11,977,422

Total	235,661,747	176,789,865